Employee Incentives - Schedule of Cash-Based Retention Awards Activities within Accrued Compensation and Benefits (Details) - Cash-Based Retention Awards - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Compensation Related Costs [Line Items]
Beginning retention awards balance	$ 13	$ 7	$ 11	$ 29
Accruals, net of forfeitures	3	8	19	36
Cash payments	(15)	(15)	(23)	(51)
Reclass to Intel Receivable				(3)
Ending retention awards balance	$ 1	$ 13	$ 7	$ 11